Income taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit / (expense)	$ 21,861	$ (23,344)	$ 2,258	$ (51,668)
Net release of provisions for uncertain tax positions	29,300		27,300
Release of deferred tax liability, undistributed earnings of foreign subsidiaries	30,600		30,800
Decrease in deferred tax benefit, amortization of intangible assets	14,600		29,600
Unrecognized tax benefits and related interest and penalties	100,900		100,900		$ 125,800
Unrecognized tax benefits	80,831		80,831		101,619	$ 160,016
Interest and related penalties	$ 20,100		20,100		24,200
Interest and penalties recognized as an benefit			$ 5,000
Interest and penalties recognized as an expense					$ 1,900